Consolidated Statements of Comprehensive Income ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares
Net revenues:
Total net revenues	¥ 7,039,587	$ 964,419	¥ 7,184,135	¥ 6,940,828
Cost of revenues (including related party transactions of RMB64,876,RMB62,372 and RMB70,493 (US$9,658) for the years ended December 31,2022, 2023 and 2024, respectively)	(1,483,220)	(203,200)	(1,411,881)	(1,235,173)
Gross profit	5,556,367	761,219	5,772,254	5,705,655
Operating expenses:
Sales and marketing expenses	(2,988,169)	(409,377)	(3,012,479)	(2,866,206)
General and administrative expenses (including provision for credit losses of RMB8,828 for the years ended December 31, 2022, and reversal of allowance for credit losses of RMB24,359 and provision for credit losses of RMB35,293 (US$4,835) for the years ended December 31, 2023 and 2024, respectively)	(534,809)	(73,269)	(537,979)	(502,340)
Product development expenses	(1,318,443)	(180,626)	(1,348,472)	(1,417,094)
Total Operating expenses (including related party transactions of RMB126,812, RMB128,155 and RMB139,653 (US$19,132) for the years ended December 31, 2022, 2023 and 2024, respectively)	(4,841,421)	(663,272)	(4,898,930)	(4,785,640)
Other operating income, net	288,551	39,531	264,101	327,507
Operating profit	1,003,497	137,478	1,137,425	1,247,522
Interest and investment income, net (including related party transactions of RMB143,848, RMB202,304 and RMB215,253 (US$29,490) for the years ended December 31, 2022, 2023 and 2024, respectively)	791,905	108,491	831,006	565,090
Share of results of equity method investments	(109,094)	(14,946)	29,133	(49,766)
Income before income taxes	1,686,308	231,023	1,997,564	1,762,846
Income tax benefit/(expense)	(62,959)	(8,625)	(72,155)	61,780
Net income	1,623,349	222,398	1,925,409	1,824,626
Net loss attributable to noncontrolling interests	57,774	7,915	9,901	30,548
Net income attributable to Autohome Inc.	1,681,123	230,313	1,935,310	1,855,174
Accretion of mezzanine equity	(172,596)	(23,646)	(153,294)	(137,610)
Accretion attributable to noncontrolling interests	111,035	15,212	98,071	89,612
Net income attributable to ordinary shareholders	¥ 1,619,562	$ 221,879	¥ 1,880,087	¥ 1,807,176
Earnings per share attributable to ordinary shareholders:
Basic | (per share)	¥ 3.34	$ 0.46	¥ 3.84	¥ 3.62
Diluted | (per share)	¥ 3.33	$ 0.46	¥ 3.83	¥ 3.62
Weighted average number of shares used to compute earnings per share attributable to common stockholders:
Basic	484,945,912	484,945,912	489,952,172	499,160,564
Diluted	486,552,724	486,552,724	491,252,460	499,666,792
Net income	¥ 1,623,349	$ 222,398	¥ 1,925,409	¥ 1,824,626
Other comprehensive income
Foreign currency translation adjustments	52,825	7,237	72,936	418,931
Comprehensive income	1,676,174	229,635	1,998,345	2,243,557
Comprehensive loss attributable to noncontrolling interests	57,699	7,905	9,956	31,165
Comprehensive income attributable to Autohome Inc.	¥ 1,733,873	$ 237,540	¥ 2,008,301	¥ 2,274,722
ADR [Member]
Earnings per share attributable to ordinary shareholders:
Basic | (per share)	¥ 13.36	$ 1.83	¥ 15.35	¥ 14.48
Diluted | (per share)	¥ 13.31	$ 1.82	¥ 15.31	¥ 14.47
Media Services [Member]
Net revenues:
Total net revenues	¥ 1,523,075	$ 208,660	¥ 1,870,819	¥ 1,963,289
Leads Generation Services [Member]
Net revenues:
Total net revenues	3,135,885	429,614	3,111,805	3,056,924
Online Marketplace And Other Service [Member]
Net revenues:
Total net revenues	¥ 2,380,627	$ 326,145	¥ 2,201,511	¥ 1,920,615